Financial risk management - Schedule of Concentration of Exposure (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021	[1]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	£ 449,745	£ 454,899	[1]	£ 448,567
Total loans and advances to customers before allowance for impairment losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	453,462	459,417
Allowance for impairment losses (note 24)
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	3,717	4,518
Agriculture, forestry and fishing
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	7,038	7,447
Construction
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	3,878	4,066
Energy and water supply
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	3,468	2,552
Financial, business and other services
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	35,112	37,666
Lease financing
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	17,374	16,795
Manufacturing
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	4,021	3,619
Mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	323,627	323,923
Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	25,342	26,154
Postal and telecommunications
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	2,654	2,526
Property companies
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	20,904	21,499
Transport, distribution and hotels
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	£ 10,044	£ 13,170

[1]	1 Restated for presentational changes and for the adoption of IFRS 17; see notes 1 and 54.